CERTIFICATE
                                  -----------


                             PC&J Performance Fund
                         File Nos. 2-87490 and 811-3906


     The undersigned, Secretary of the PC&J Performance Fund (the 'Trust'), in lieu of filing under Section 497(c) of the Securities Act of 1933, as amended (the 'Act'), hereby certifies that:

          1.  The form of Prospectus and Statement of Additional Information
that                     would have been filed under paragraph 497(c) of the Act
would not                     have differed from that contained in the Trust's
Post-Effective                          Amendment No. 33, the most recent
amendment; and

          2. The text of Post-Effective Amendment No. 33 has been filed electronically.


Date: May 1, 2012               PC&J PERFORMANCE FUND

                              By:___/s/______________________
                                 James M. Johnson, Secretary